CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 998	$ 2,078	$ 48,941
Prepaids & other current assets	13,604	8,062	1,444
Accounts receivable			3,600
Notes receivable			21,500
Inventory		0	72,853
Total Current Assets	14,602	10,140	148,338
Total Assets	14,602	10,140	148,338
Current Liabilities
Accounts payable and accrued liabilities	604,106	499,231	295,041
Accrued interest	42,974	48,486	10,086
Note payable to related party	63,456	63,456	63,456
Convertible notes, net of discount	486,613	188,306	51,086
Derivative liability	1,706,892	40,603	193,026
Note payable to shareholder	0	1,365,550	950,550
Total Current Liabilities	2,904,041	2,205,632	1,563,245
Total Liabilities	2,904,041	2,205,632	1,563,245
Stockholders' Equity
Common stock, par value $0.0001 per share, 5,000,000,000 shares authorized; 201,421,230 and 112,711,945 shares issued and outstanding, respectively	20,141	11,270	5,858
Additional Paid-in Capital	4,824,616	4,724,284	995,638
Accumulated Deficit	(7,739,968)	(6,937,002)	(2,422,031)
Total Stockholders' Deficit	(2,889,439)	(2,195,492)	(1,414,907)
Total Liabilities and Stockholders' Deficit	14,602	10,140	148,338
Class A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	5,772	5,956	5,628
Undesignated Preferred Shares [Member]
Stockholders' Equity
Preferred stock, value	0	0	0
Class B Super Voting Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 0	$ 0